Employee Benefits Expense	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Employee Benefits Expense

13. Employee benefits expense

Employee benefits expense is detailed as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	204,705	186,833	175,090
Social security costs	42,425	41,364	40,025
Pension costs	11,030	7,346	7,036
Share-based payment expense	108	132	113
Included in Selling and Marketing expenses:
Wages and salaries	16,431	13,504	12,423
Social security costs	2,575	2,590	2,442
Pension costs	464	409	390
Share-based payment expense	230	427	57
Included in Research and Development expenses:
Wages and salaries	12,668	16,352	14,430
Social security costs	1,968	2,101	1,862
Pension costs	492	679	466
Share-based payment expense	38	(46)	167
Included in General and Administrative expenses:
Wages and salaries	30,287	29,487	24,518
Social security costs	6,320	5,299	4,846
Pension costs	1,154	1,116	699
Share-based payment expense	384	1,422	1,639
Total employee benefits expense	331,279	309,015	286,203

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2025	2024	2023
Executives	77	80	70
Managers	244	220	211
Employees	5,474	5,282	5,260
Total Workforce	5,795	5,582	5,541